Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes
13. Income Taxes
Income taxes included in the income statement are summarized below. We file a consolidated federal income tax return.

Year ended December 31, Dollars in millions	2025	2024	2023
Currently payable:
Federal	$391	$211	$257
State	82	(3)	48
Total currently payable	$473	$208	$305
Deferred:
Federal	$(10)	$(307)	$(84)
State	13	(44)	(25)
Total deferred	3	(351)	(109)
Total income tax (benefit) expense (a)	$476	$(143)	$196

(a)There was income tax (benefit) expense on securities transactions of $(1) million in 2025, $(445) million in 2024, and $(3) million in 2023. Income tax expense excludes equity- and gross receipts-based taxes, which are assessed in lieu of an income tax in certain states in which we operate. These non-income taxes, which are recorded in “noninterest expense” on the income statement, totaled $43 million in 2025, $32 million in 2024, and $34 million in 2023.

Significant components of our deferred tax assets and liabilities included in “accrued income and other assets” on our Consolidated Balance Sheets, are as follows:

December 31, Dollars in millions	2025	2024
Allowance for loan and lease losses	$422	$411
Employee benefits	212	209
Net unrealized securities losses	566	1,045
Federal tax credits	226	303
Non-tax accruals	79	109
Operating lease liabilities	121	127
State net operating losses and credits	5	20
Partnership investments	91	79
Other	137	149
Gross deferred tax assets	1,859	2,452
Less: Valuation Allowance	5	15
Total deferred tax assets	$1,854	$2,437

Leasing transactions	$306	$378
State taxes	25	76
Operating lease right-of-use assets	112	114
Goodwill	195	178
Other	67	68
Total deferred tax liabilities	705	814
Net deferred tax assets (liabilities) (a)	$1,149	$1,623

(a)From continuing operations.
We conduct quarterly assessments of all available evidence to determine the amount of deferred tax assets that are more-likely-than-not to be realized, and therefore recorded. The available evidence used in connection with these assessments includes taxable income in prior periods, projected future taxable income, potential tax-planning strategies, and projected future reversals of deferred tax items. These assessments involve a degree of subjectivity and may undergo significant change.

At December 31, 2025, we had net capital loss carryforwards of $4 million for which we have recorded $4 million of valuation allowances. The capital loss carryforwards, if not utilized, will expire beginning in 2027. Realization of this tax benefit is dependent upon Key's ability to generate sufficient capital gain in an appropriate tax year to offset the capital loss carryforward. Currently, generation of sufficient gain income is uncertain.

At December 31, 2025, we had no federal net operating loss carryforwards and federal credit carryforwards of $226 million. The federal credit carryforward consists of general business credits generated of $226 million, which expire in 2045, under the Internal Revenue Code. We currently expect to fully utilize these credits.

We had state net operating loss carryforwards of $80 million, resulting in a net state deferred tax asset of $3 million, for which we have recorded $1 million of valuation allowances, and state credit carryforwards of $2 million. If not utilized, the state net operating losses and state tax credits begin to expire in 2027 and 2029, respectively. We currently do not expect to utilize the state net operating losses for which we have recorded a valuation allowance. We currently expect to fully utilize these state credits.

The following table shows how our total income tax expense (benefit) and the resulting effective tax rate were derived:

Year ended December 31, Dollars in millions	2025		2024		2023
	Amount	Rate	Amount	Rate	Amount	Rate
Income (loss) before income taxes times 21% statutory federal tax rate	$484	21.0%	$(64)	21.0%	$244	21.0%
State and local income taxes, net of federal income tax effect(a)	75	3.3	(33)	10.8	13	1.1
Tax credits
Low-income housing/New markets	(252)	(10.9)	(211)	69.1	(196)	(16.9)
Change in valuation allowances	(2)	(.1)	3	(1.0)	—	—
Nontaxable or nondeductible items
Tax-exempt interest income	(27)	(1.2)	(27)	8.8	(35)	(3.0)
Corporate-owned life insurance income	(29)	(1.3)	(29)	9.5	(28)	(2.4)
Share-based compensation expense	(2)	(.1)	5	(1.6)	1.1
Federal deposit insurance	20.9		25	(8.2)	22	1.9
Amortization of tax-advantaged investments	212	9.2	185	(60.5)	171	14.7
Other permanent differences	(3)	(.1)	7	(2.4)	(1)	(.1)
Changes in reserves of tax positions	—	—	(4)	1.3	5.4
Total income tax expense (benefit)	$476	20.7%	$(143)	46.6%	$196	16.9%

(a)In 2025, New York, New York City, California, and Illinois comprised the majority of the state and local income taxes, net of federal income tax effect. In 2024, New York, New York City, California, Illinois, and Oregon comprised the majority of this category. In 2023, New York, New York City, California, and Illinois comprised the majority of this category.
The following table shows income taxes paid, net of refunds. Amounts presented for individual jurisdictions represented 5% or more of total income taxes paid, net of refunds, for each respective year.

Year ended December 31, Dollars in millions	2025	2024	2023
U.S. Federal	$51	$30	$119
U.S. state and local
California	5	—	11
Illinois	—	4	—
New Jersey	—	6	—
New York City	7	—	9
New York State	—	—	(16)
Other	8	28	33
Total	$71	$68	$156

Liability for Unrecognized Tax Benefits
The change in our liability for unrecognized tax benefits is as follows:

Year ended December 31, Dollars in millions	2025	2024	2023
Balance at beginning of year	$39	$45	$40
Increase for other tax positions of prior years	—	—	5
Decrease for payments and settlements	—	(3)	—
Decrease related to tax positions taken in prior years	(36)	(3)	—
Balance at end of year	$3	$39	$45

Each quarter, we review the amount of unrecognized tax benefits recorded in accordance with the applicable accounting guidance. Any adjustment to unrecognized tax benefits is recorded in income tax expense. The amount of unrecognized tax benefits that, if recognized, would affect our effective tax rate was $3 million at December 31, 2025, $39 million at December 31, 2024 and $45 million at December 31, 2023.

As permitted under the applicable accounting guidance, it is our policy to record interest and penalties related to unrecognized tax benefits in income tax expense. We recorded net interest benefit of $16 million, less than $1 million, and $4 million in 2025, 2024, and 2023, respectively. We did not recover any state tax penalties in 2025, 2024, or 2023. At December 31, 2025, we had $1 million accrued interest payable, compared to $1 million at December 31, 2024 and $0.6 million at December 31, 2023.
We file federal income tax returns, as well as returns in various state and foreign jurisdictions. We are subject to income tax examination by the IRS for the tax years 2020 and forward. Currently, we are under IRS audit for tax year 2020. We are not subject to income tax examinations by other tax authorities for years prior to 2016.
There were no unrecognized tax benefits presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward, at December 31, 2025, and December 31, 2024, respectively.
One Big Beautiful Bill Act (“OBBBA”)

On July 4, 2025, new U.S. tax legislation was signed into law, OBBBA, which makes permanent many of the tax provisions enacted in 2017 as part of the Tax Cuts and Jobs Act that were set to expire at the end of 2025. In addition, the OBBBA makes changes to certain U.S. corporate tax provisions, but many are generally not effective until 2026. Key does not expect any material change to our ongoing tax rate or any material impact on our results of operations.
Pre-1988 Bank Reserves acquired in a business combination
Retained earnings of KeyBank included approximately $92 million of allocated bad debt deductions for which no income taxes have been recorded. Under current federal law, these reserves are subject to recapture into taxable income if KeyBank, or any successor, fails to maintain its bank status under the Internal Revenue Code or makes non-dividend distributions or distributions greater than its accumulated earnings and profits. No deferred tax liability has been established as these events are not expected to occur in the foreseeable future.